Long-Term Debt	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Long Term Debt [Abstract]
Long-Term Debt

8. Long-Term Debt

(in millions)	March 28, 2014	December 31, 2013
North America
5.75% Senior Notes due 2022	$600.0	$600.0
Subordinated Convertible Notes due 2029	429.5	429.5
Debt discount on Subordinated Convertible Notes due 2029	(261.1)	(261.5)
Senior Floating Rate Notes	125.0	125.0
Revolving Credit Facility	264.3	225.0
Other	9.0	9.0
Europe and Mediterranean
Other Credit Facilities	8.9	17.0
Other	10.3	10.3
Rest of World (“ROW”)
Credit facilities	282.1	232.6

Total debt	1,468.0	1,386.9
Less current maturities	285.6	250.3

Long-term debt	$1,182.4	$1,136.6

At March 28, 2014, maturities of long-term debt during the twelve month periods beginning March 28, 2014 through March 29, 2019 and thereafter are $285.6 million, $128.4 million, $8.1 million, $0.9 million and $265.2 million, respectively, and $779.8 million thereafter.

The fair value of the Company’s long-term debt, as noted below, was estimated using quoted market prices where available. For long-term debt not actively traded, fair values were based on valuations from third-party banks and market quotations for similar types of borrowing arrangements.

5.75% Senior Notes due 2022

The Company’s 5.75% Senior Notes are summarized in the table below:

	5.75% Senior Notes
(in millions)	March 28, 2014	December 31, 2013
Face Value	$600.0	$600.0
Fair Value (Level 2)	612.0	588.0
Interest Rate	5.75%	5.75%
Interest Payment	Semi-Annual: Apr 1 & Oct 1
Maturity Date	October 2022
Guarantee	Jointly and severally guaranteed by the Company’s wholly owned U.S. subsidiaries

		5.75% Senior Notes
	Beginning Date	Percentage
Call Option (1)	October 1, 2017	102.875%
	October 1, 2018	101.917%
	October 1, 2019	100.958%
	October 1, 2020 and thereafter	100.000%

(1)	The Company may, at its option, redeem the 5.75% Senior Notes on or after the stated beginning dates at percentages noted above (plus accrued and unpaid interest). Additionally, the Company, may on or prior to October 1, 2015 redeem in the aggregate up to 35% of the aggregate principal amount of 5.75% Senior Notes issued with the cash proceeds from one or more equity offerings, at a redemption price in cash equal to 105.75% of the principal plus accrued and unpaid interest so long as (i) at least 65% of the aggregate principal amount of the 5.75% Senior Notes issued remains outstanding immediately after giving effect to any such redemption; and (ii) notice of any such redemption is given within 60 days after the date of the closing of any such equity offering. In addition, at any time prior to October 1, 2017, the Company may redeem some or all of the 5.75% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest, plus a make whole premium.

The 5.75% Senior Notes’ indenture contains covenants that limit the ability of the Company and certain of its subsidiaries to (i) incur additional indebtedness and guarantee indebtedness; (ii) pay dividends or make other distributions or repurchase or redeem their capital stock; (iii) purchase, redeem or retire debt; (iv) issue certain preferred stock or similar equity securities; (v) make loans and investments; (vi) sell assets; (vii) incur liens; (viii) enter into transactions with affiliates; (ix) enter into agreements restricting the Company’s subsidiaries’ ability to pay dividends; and (x) consolidate, merge or sell all or substantially all assets. However, these covenants are subject to exceptions and qualifications.

The 5.75% Senior Notes may also be repurchased at the option of the holders in connection with a change of control (as defined in the indenture governing the 5.75% Senior Notes) or in connection with certain asset sales.

Subordinated Convertible Notes due 2029

The Company’s convertible debt instruments outstanding as of March 28, 2014 and December 31, 2013 are as follows:

	Subordinated Convertible Notes
(in millions)	March 28, 2014	December 31, 2013
Face value	$429.5	$429.5
Debt discount	(261.1)	(261.5)
Book value	168.4	168.0
Fair value (Level 1)	430.2	462.8
Maturity date	Nov 2029
Stated annual interest rate	4.50% until Nov 2019 2.25% until Nov 2029
Interest payments	Semi-annually: May 15 & Nov 15

The Company’s Subordinated Convertible Notes were issued on December 18, 2009 in the amount of $429.5 million. The notes and the common stock issuable upon conversion were registered on a Registration Statement on Form S-4, initially filed with the SEC on October 27, 2009, as amended and as declared effective by the SEC on December 15, 2009. At issuance, the Company separately accounted for the liability and equity components of the instrument, based on the Company’s nonconvertible debt borrowing rate on the instrument’s issuance date of 12.5%. At issuance, the liability and equity components were $162.9 million and $266.6 million, respectively. The equity component (debt discount) is being amortized to interest expense based on the effective interest method. There were no proceeds generated from the transaction and the Company incurred issuance fees and expenses of approximately $14.5 million as a result of the exchange offer which have been proportionately allocated to the liability and equity components of the Subordinated Convertible Notes.

Senior Floating Rate Notes

	Senior Floating Rate Notes (1)
(in millions)	March 28, 2014	December 31, 2013
Face value	$125.0	$125.0
Fair value (Level 1)	124.8	124.1
Interest rate	2.6%	2.6%
Interest payment	3-month LIBOR rate plus 2.375% Quarterly: Jan 1, Apr 1, Jul 1 & Oct 1
Maturity date	Apr 2015

Guarantee	Jointly and severally guaranteed by the Company’s wholly-owned U.S. subsidiaries
Call Option (1)	Beginning Date	Percentage
	April 1, 2014	101.188%
	April 1, 2015	100.000%

(1)	The Company may, at its option, redeem the Senior Floating Rate Notes on or after the following dates and percentages (plus accrued and unpaid interest due)

The Notes’ indenture contains covenants that limit the ability of the Company and certain of its subsidiaries to (i) pay dividends on, redeem or repurchase the Company’s capital stock; (ii) incur or guarantee additional indebtedness; (iii) make investments; (iv) create liens; (v) sell assets; (vi) engage in certain transactions with affiliates; (vii) create or designate unrestricted subsidiaries; and (viii) consolidate, merge or transfer all or substantially all assets. However, these covenants are subject to important exceptions and qualifications, one of which will permit the Company to declare and pay dividends or distributions so long as there is no default on the Notes and the Company meets certain financial conditions.

Proceeds from the Notes of $325.0 million, less approximately $7.9 million of cash payments for fees and expenses that are being amortized over the life of the Notes, were used to pay approximately $285.0 million for the 9.5% Senior Notes, $9.3 million for accrued interest on the 9.5% Senior Notes and $20.5 million for tender fees and the inducement premium on the 9.5% Senior Notes, leaving net cash proceeds of approximately $2.3 million which were used for general corporate purposes.

Asset-Based Revolving Credit Facility (“Revolving Credit Facility”)

On July 21, 2011, the Company entered into a $400 million Revolving Credit Facility, which was first amended in 2012 to increase the facility size to $700 million and then subsequently amended and restated on September 6, 2013, to, among other things, increase the Revolving Credit Facility to $1.0 billion, $630 million of which may be borrowed by the U.S. borrower, $300 million of which may be borrowed by the European borrowers and $70 million of which may be borrowed by the Canadian borrower. The Revolving Credit Facility contains restrictions including limitations on, among other things, distributions and dividends, acquisitions and investments, indebtedness, liens and affiliate transactions. The Revolving Credit Facility provides the Company with flexibility and the restrictions in the Revolving Credit Facility generally only apply in the event that the Company’s availability under the Revolving Credit Facility falls below certain specific thresholds.

The Revolving Credit Facility includes a springing maturity concept. The springing maturity will automatically become December 31, 2014, which is applicable only if the Company’s Senior Floating Rate Notes due 2015 are not, within 90 days of their maturity, repaid or refinanced with indebtedness that matures or is mandatorily redeemable or is redeemable at the option of the holders thereof not earlier than the date that is 6 months after September 6, 2018 unless, if such notes are not repaid or refinanced, there is at least $100 million of availability under the Revolving Credit Facility and the fixed charge coverage ratio is not less than 1.15 to 1.00, in each case after giving pro forma effect to the repayment of such notes. The commitment amount under the Revolving Credit Facility may be increased by an additional $250 million, subject to certain conditions and approvals as set forth in the credit agreement. The Company capitalized $4.9 million in 2013, $2.3 million in 2012 and $4.8 million in 2011 in deferred financing costs in connection with the Revolving Credit Facility. The Revolving Credit Facility requires maintenance of a minimum fixed charge coverage ratio of 1.00 to 1.00 if availability under the Revolving Credit Facility is less than the greater of $100 million or 10% of the then existing aggregate lender commitment under the Revolving Credit Facility.

Indebtedness under our senior secured credit facility is secured by: (a) for US borrowings under the Revolving Credit Facility, a first priority security interest in substantially all of our domestic assets and, (b) for Canadian and European borrowings under the Revolving Credit Facility, a first priority security interest in substantially all of our domestic and Canadian assets and certain assets of our Spanish, French and German subsidiaries party to the Revolving Credit Facility. In addition, the lenders under our Revolving Credit Facility have received a pledge of (i) 100% of the equity interests in all of our domestic subsidiaries, and (ii) 65% of the voting equity interests in and 100% of the non-voting equity interests in certain of our foreign subsidiaries, including our Canadian subsidiaries and our Spanish, French and German subsidiaries party to the Revolving Credit Facility. Borrowings under the Revolving Credit Facility bear interest at interest rate bases elected by the Company plus an applicable margin calculated quarterly based on the Company’s average availability as set forth in the credit agreement. The Revolving Credit Facility also requires the payment of a commitment fee equal to the available but unused commitments multiplied by an applicable margin of either 0.25% or 0.375% based on the average daily unused commitments.

The Company’s Revolving Credit Facility is summarized in the table below:

	Revolving Credit Facility
(in millions)	March 28, 2014	December 31, 2013
Outstanding borrowings	$264.3	$225.0
Total credit under facility	1,000.0	1,000.0
Undrawn availability (1)	411.9	298.4
Interest rate	1.9%	2.0%
Outstanding letters of credit	$28.7	$112.7
Original issuance	Jul 2011
Maturity date	Sept 2018

(1)	Total undrawn availability for the U.S. borrower, the Canadian borrower and the European borrowers at March 28, 2014 is $216.2 million, $70.0 million and $117.6 million, respectively. Total undrawn availability for the U.S. borrower, the Canadian borrower and the European borrowers at December 31, 2013 was $102.1 million, $53.1 million and $143.2 million, respectively. The European borrowing base includes an additional borrowing base availability under the Canadian tranche borrowing base availability and the U.S. tranche borrowing base availability less additional European revolving exposure; therefore, the availability of the three tranches individually is greater than the total availability.

Europe and Mediterranean Credit Facilities

The Company’s Europe and Mediterranean credit facilities are summarized in the table below:

	Europe and Mediterranean Credit Facilities
(in millions)	March 28, 2014	December 31, 2013
Outstanding borrowings	$8.9	$17.0
Undrawn availability	47.8	48.8
Interest rate — weighted average	6.4%	6.7%
Maturity date	Various; all due within 1 year

ROW Credit Facilities

The Company’s ROW credit facilities are summarized in the table below:

	ROW Credit Facilities
(in millions)	March 28, 2014	December 31, 2013
Outstanding borrowings	$282.1	$232.6
Undrawn availability	281.2	302.2
Interest rate — weighted average	5.7%	4.6%
Maturity date	Various; $274.1 million due within one year

The Company’s ROW credit facilities are short term loans utilized for working capital purposes.

9. Long-Term Debt

(in millions)	Dec 31, 2013	Dec 31, 2012
North America
5.75% Senior Notes due 2022	$600.0	$600.0
Subordinated Convertible Notes due 2029	429.5	429.5
Debt discount on Subordinated Convertible Notes due 2029	(261.5)	(263.0)
0.875% Convertible Notes due 2013	—	355.0
Debt discount on 0.875% Convertible Notes due 2013	—	(20.4)
Senior Floating Rate Notes	125.0	125.0
Revolving Credit Facility	225.0	—
Other	9.0	9.0
Europe and Mediterranean
Spanish Term Loan	—	14.6
Credit facilities	17.0	14.7
Uncommitted accounts receivable facilities	—	4.0
Other	10.3	11.7
ROW
Credit facilities	232.6	170.0

Total debt	1,386.9	1,450.1
Less current maturities	250.3	511.2

Long-term debt	$1,136.6	$938.9

At December 31, 2013, maturities of long-term debt during the twelve month periods beginning December 31, 2014 through December 31, 2018 and thereafter were $250.3 million, $129.3 million, $1.2 million, $0.9 million and $225.9 million, respectively, and $779.3 million thereafter.

The fair value of the Company’s long-term debt, as noted below, was estimated using quoted market prices where available. For long-term debt not actively traded, fair values were based on valuations from third-party banks and market quotations for similar types of borrowing arrangements.

5.75% Senior Notes due 2022

The Company’s 5.75% Senior Notes are summarized in the table below:

	5.75% Senior Notes
(in millions)	December 31, 2013	December 31, 2012
Face Value	$600.0	$600.0
Fair Value (Level 2)	588.0	619.5
Stated Interest Rate	5.75%	5.75%
Interest Payment	Semi-Annual: Apr 1 & Oct 1
Maturity Date	October 2022
Guarantee	Jointly and severally guaranteed by the Company’s wholly owned U.S. subsidiaries

		5.75% Senior Notes
	Beginning Date	Percentage
Call Option (1)	October 1, 2017	102.875%
	October 1, 2018	101.917%
	October 1, 2019	100.958%
	October 1, 2020 and thereafter	100.000%

(1)	The Company may, at its option, redeem the 5.75% Senior Notes on or after the stated beginning dates at percentages noted above (plus accrued and unpaid interest). Additionally, the Company, may on or prior to October 1, 2015 redeem in the aggregate up to 35% of the aggregate principal amount of 5.75% Senior Notes issued with the cash proceeds from one or more equity offerings, at a redemption price in cash equal to 105.75% of the principal plus accrued and unpaid interest so long as (i) at least 65% of the aggregate principal amount of the 5.75% Senior Notes issued remains outstanding immediately after giving effect to any such redemption; and (ii) notice of any such redemption is given within 60 days after the date of the closing of any such equity offering. In addition, at any time prior to October 1, 2017, the Company may redeem some or all of the 5.75% Senior Notes at a redemption price equal to 100% of the principal amount plus accrued and unpaid interest, plus a make whole premium.

The 5.75% Senior Notes’ indenture contains covenants that limit the ability of the Company and certain of its subsidiaries to (i) incur additional indebtedness and guarantee indebtedness; (ii) pay dividends or make other distributions or repurchase or redeem the Company’s capital stock; (iii) purchase, redeem or retire debt; (iv) issue certain preferred stock or similar equity securities; (v) make loans and investments; (vi) sell assets; (vii) incur liens; (viii) enter into transactions with affiliates; (ix) enter into agreements restricting the Company’s subsidiaries’ ability to pay dividends; and (x) consolidate, merge or sell all or substantially all assets. However, these covenants are subject to exceptions and qualifications.

The 5.75% Senior Notes may also be repurchased at the option of the holders in connection with a change of control (as defined in the indenture governing the 5.75% Senior Notes) or in connection with certain asset sales.

Convertible Debt Instruments

The Company’s convertible debt instruments outstanding as of December 31, 2013 and 2012 were as follows:

	Subordinated Notes Due in		0.875% Convertible
	2029		Notes
(in millions)	Dec 31, 2013	Dec 31, 2012	Dec 31, 2013	Dec 31, 2012
Face value	$429.5	$429.5	$—	$355.0
Debt discount	(261.5)	(263.0)	—	(20.4)
Book value	168.0	166.5	—	334.6
Fair value (Level 1)	462.8	464.1	—	349.7
Maturity date	Nov 2029		Nov 2013
Stated annual interest rate	4.50% until Nov 2019 2.25% until Nov 2029		0.875% until Nov 2013
Interest payments	Semi-annually: May 15 & Nov 15		Semi-annually: May 15 & Nov 15

The 0.875% Convertible Notes were unconditionally guaranteed, jointly and severally, on a senior unsecured basis, by the Company’s wholly-owned U.S. subsidiaries.

Subordinated Convertible Notes

The Company’s Subordinated Convertible Notes were issued on December 18, 2009 in the amount of $429.5 million. The notes and the common stock issuable upon conversion were registered on a Registration Statement on Form S-4, initially filed with the SEC on October 27, 2009, as amended and as declared effective by the SEC on December 18, 2009. At issuance, the Company separately accounted for the liability and equity components of the instrument, based on the Company’s nonconvertible debt borrowing rate on the instrument’s issuance date of 12.5%. At issuance, the liability and equity components were $162.9 million and $266.6 million, respectively. The equity component (debt discount) is being amortized to interest expense based on the effective interest method. There were no proceeds generated from the transaction and the Company incurred issuance fees and expenses of approximately $14.5 million as a result of the exchange offer which have been proportionately allocated to the liability and equity components of the new subordinate notes due in 2029. Additional terms have been summarized in the table below.

0.875% Convertible Notes

The Company’s 0.875% Convertible Notes issued in November 2006 in the amount of $355.0 million matured on November 15, 2013. The Company fully satisfied and extinguished these notes at maturity. The Company used cash on hand and borrowings under its Revolving Credit Facility to fund the retirement of the notes.

Beginning January 1, 2009, as discussed in Note 2—Summary of Significant Accounting Policies, the Company separately accounted for the liability and equity components of the instrument, retrospectively, based on the Company’s nonconvertible debt borrowing rate on the instrument’s issuance date of 7.35%. At issuance, the liability and equity components were $230.9 million and $124.1 million, respectively. The equity component (debt discount) is being amortized to interest expense based on the effective interest method. Key terms have been summarized in the table below.

The Company’s convertible debt instruments and terms are summarized in the tables below. For a discussion of the effects on earnings per share, refer to Note 16—Earnings Per Common Share.

Subordinated Notes due in 2029 (1)
Conversion Rights — The notes are convertible at the option of the holder into the Company’s common stock upon the occurrence of certain events, including	(i) during any calendar quarter commencing after March 31, 2010, in which the closing price of the Company’s common stock is greater than or equal to 130% of the conversion price for at least 20 trading days during the period of 30 consecutive trading days ending on the last trading day of the preceding calendar quarter (establishing a contingent conversion price of $47.78);

(ii) during any five business day period after any five consecutive trading day period in which the trading price per $1,000 principal amount of the notes for each day of that period is less than 98% of the product of the closing sale price of the Company’s common stock and the applicable conversion rate;

(iii) certain distributions to holders of the Company’s common stock are made or upon specified corporate transactions including a consolidation or merger;

(iv) a fundamental change as defined; and

(v) at any time during the period beginning on August 31, 2029 and ending on the close of business on the business day immediately preceding the stated maturity date.

(vi) On or after November 15, 2019, the Company may redeem all or a part of the notes for cash at a price equal to 100% of the principal amount of the notes, plus interest, if the price of our common stock has been at least 150% of the conversion price then in effect for at least 20 trading days during the 30 consecutive trading day period immediately preceding the date on which notice is given

Subordinated Notes due in 2029 (1)
Initial conversion rate	$36.75 per share — approximating 27.2109 shares per $1,000 principal amount of notes

Upon conversion	A holder will receive, in lieu of common stock, an amount of cash equal to the lesser of (i) the principal amount of the notes, or (ii) the conversion value, determined in the manner set forth in the indenture governing the notes, of a number of shares equal to the conversion rate.

If the conversion value exceeds the principal amount of the notes on the conversion date, the Company will also deliver, at the Company’s election, cash or common stock or a combination of cash and common stock with respect to the conversion value upon conversion.

If conversion occurs in connection with a “fundamental change” as defined in the notes indenture, the Company may be required to repurchase the notes for cash at a price equal to the principal amount plus accrued but unpaid interest.

If conversion occurs in connection with certain changes in control, the Company may be required to deliver additional shares of the Company’s common stock (a “make whole” premium) by increasing the conversion rate with respect to such notes.

Share issuable upon conversion	The Company may issue additional share up to 11,686,075 under almost all conditions and up to 14,315,419 under the “make-whole” premium

Guarantee	None

(1)	In the event of a “fundamental change” or exceeding the aforementioned average pricing thresholds, the Company would be required to classify the amount outstanding as a current liability.

7.125% Senior Notes and Senior Floating Rate Notes

	Senior Floating Rate Notes
(in millions)	Dec 31, 2013	Dec 31, 2012
Face value	$125.0	$125.0
Fair value (Level 1)	124.1	122.7
Interest rate	2.6%	2.7%
Interest payment	3-month LIBOR rate plus 2.375% Quarterly: Jan 1, Apr 1, Jul 1 & Oct 1
Maturity date	Apr 2015

Guarantee	Jointly and severally guaranteed by the Company’s wholly-owned U.S. subsidiaries
Call Option (1)	Beginning Date		Percentage	Beginning Date		Percentage
	April 1, 2012	—	103.563%	April 1, 2009	—	102.0%
	April 1, 2013	—	102.375%	April 1, 2010	—	101.0%
	April 1, 2014	—	101.188%	April 1, 2011	—	100.0%
	April 1, 2015	—	100.000%

(1)	The Company may, at its option, redeem the Senior Floating Rate Notes on or after the following dates and percentages (plus accrued and unpaid interest due)

The Notes’ indenture contains covenants that limit the ability of the Company and certain of its subsidiaries to (i) pay dividends on, redeem or repurchase the Company’s capital stock; (ii) incur or guarantee additional indebtedness; (iii) make investments; (iv) create liens; (v) sell assets; (vi) engage in certain transactions with affiliates; (vii) create or designate unrestricted subsidiaries; and (viii) consolidate, merge or transfer all or substantially all assets. However, these covenants are subject to important exceptions and qualifications, one of which will permit the Company to declare and pay dividends or distributions so long as there is no default on the Notes and the Company meets certain financial conditions.

Proceeds from the Notes of $325.0 million, less approximately $7.9 million of cash payments for fees and expenses that are being amortized over the life of the Notes, were used to pay approximately $285.0 million for the 9.5% Senior Notes, $9.3 million for accrued interest on the 9.5% Senior Notes and $20.5 million for tender fees and the inducement premium on the 9.5% Senior Notes, leaving net cash proceeds of approximately $2.3 million which were used for general corporate purposes.

Asset-Based Revolving Credit Facility (“Revolving Credit Facility”)

On July 21, 2011, the Company entered into a $400 million Revolving Credit Facility, which was first amended in 2012 to increase the Facility size to $700 million and then subsequently amended and restated on September 6, 2013, to, among other things, increase the facility size to $1.0 billion, $630 million of which may be borrowed by the U.S. borrower, $300 million of which may be borrowed by the European borrowers and $70 million of which may be borrowed by the Canadian borrower. The Revolving Credit Facility contains restrictions including limitations on, among other things, distributions and dividends, acquisitions and investments, indebtedness, liens and affiliate transactions. The Revolving Credit Facility provides the Company with flexibility and the restrictions in the Revolving Credit Facility generally only apply in the event that the Company’s availability under the Revolving Credit Facility falls below certain specific thresholds.

The Revolving Credit Facility has a maturity date of September 6, 2018. The Revolving Credit Facility includes a springing maturity concept. The springing maturity will automatically become December 31, 2014, which is applicable only if the Company’s Senior Floating Rate Notes due 2015 are not, within 90 days of their maturity, repaid or refinanced with indebtedness that matures or is mandatorily redeemable or is redeemable at the option of the holders thereof not earlier than the date that is 6 months after September 6, 2018 unless, if such notes are not repaid or refinanced, there is at least $100 million of availability and the fixed charge coverage ratio is not less than 1.15 to 1.00, in each case after giving pro forma effect to the repayment of such notes. The commitment amount under the Revolving Credit Facility may be increased by an additional $250 million, subject to certain conditions and approvals as set forth in the credit agreement. The Company capitalized $4.9 million in 2013, $2.3 million in 2012 and $4.8 million in 2011 in deferred financing costs in connection with the Revolving Credit Facility. The Revolving Credit Facility requires maintenance of a minimum fixed charge coverage ratio of 1.00 to 1.00 if availability under the Revolving Credit Facility is less than the greater of $100 million or 10% of the then existing aggregate lender commitment under the Revolving Credit Facility.

Indebtedness under our senior secured credit facility is secured by: (a) for US borrowings under the facility, a first priority security interest in substantially all of our domestic assets and, (b) for Canadian and European borrowings under the facility, a first priority security interest in substantially all of our domestic and Canadian assets and certain assets of our Spanish, French and German subsidiaries party to the facility. In addition, the lenders under our senior secured credit facility have received a pledge of (i) 100% of the equity interests in all of the Company’s domestic subsidiaries, and (ii) 65% of the voting equity interests in and 100% of the non-voting equity interests in certain of our foreign subsidiaries, including our Canadian subsidiaries and our Spanish, French and German subsidiaries party to the Revolving Credit Facility. Borrowings under the Revolving Credit Facility bear interest at interest rate bases elected by the Company plus an applicable margin calculated quarterly based on the Company’s average availability as set forth in the credit agreement. The Revolving Credit Facility also requires the payment of a commitment fee equal to the available but unused commitments multiplied by an applicable margin of either 0.25% or 0.375% based on the average daily unused commitments.

The Company’s Revolving Credit Facility as of the respective dates is summarized in the table below:

	Revolving Credit Facility
(in millions)	Dec 31, 2013	Dec 31, 2012
Outstanding borrowings	$225.0	$—
Total credit under facility	1,000.0	700.0
Undrawn availability(1)	298.4	515.3
Interest rate	2.0%	1.5%
Outstanding letters of credit	$112.7	$18.3
Original issuance	Jul 2011	Jul 2011
Maturity date	Sept 2018	Jul 2017

(1)	Total undrawn availability for the U.S. borrower, the Canadian borrower and the European borrowers at December 31, 2013 is $ 102.1 million, $ 53.1 million and $ 143.2 million, respectively. Total undrawn availability for the U.S. borrower, and the Canadian borrower at December 31, 2012 was $471.0 million and $44.3 million , respectively.

Spanish Term Loans

The table below provides a summary of the Company’s Spanish Term Loans and corresponding fixed interest rate swaps. In 2013, the Company repaid the outstanding obligations of the Spanish Term Loans.

	Spanish Term Loans
(in millions)	Dec 31, 2013	Dec 31, 2012
Outstanding borrowings	$—	$14.6
Fair Value (Level 2)	—	14.8
Interest rate — weighted average	—%	3.7%

Europe and Mediterranean Credit Facilities

The Company’s Europe and Mediterranean credit facilities are summarized in the table below:

	Europe and Mediterranean Credit Facilities
(in millions)	Dec 31, 2013	Dec 31, 2012
Outstanding borrowings	$17.0	$14.7
Undrawn availability	48.8	82.5
Interest rate — weighted average	6.7%	6.4%
Maturity date	Various; all due within 1 year

Europe and Mediterranean Uncommitted Accounts Receivable Facilities

The Company’s Europe and Mediterranean uncommitted accounts receivable facilities are summarized in the table below:

	Uncommitted Accounts Receivable Facilities
(in millions)	Dec 31, 2013	Dec 31, 2012
Outstanding borrowings	$—	$4.0
Undrawn availability	—	42.8
Interest rate — weighted average	—%	2.1%

The credit facilities held by the Company’s European subsidiary are subject to certain financial ratios of the Company’s European subsidiaries, which includes minimum net equity and net debt to EBITDA (earnings before interest, taxes, depreciation and amortization).

ROW credit facilities

The Company’s ROW credit facilities are summarized in the table below:

	ROW Credit Facilities
(in millions)	Dec 31, 2013	Dec 31, 2012
Outstanding borrowings	$232.6	$170.0
Undrawn availability	302.2	336.9
Interest rate — weighted average	4.6%	5.5%
Maturity date	Various; $230.8 million due within one year

The Company’s ROW credit facilities are short term loans utilized for working capital purposes. Certain credit facilities are subject to financial covenants including certain financial tests and ratios.